1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

May 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 248 (“PEA 248”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 327 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 248 is being filed to make changes to: (i) the Strategic Markets prospectuses of the Registrant for each of the following classes: (a) Institutional Class, Class P, Administrative Class and Class D; and (b) Class A, Class B, Class C and Class R; and (ii) the Statement of Additional Information. This Amendment does not affect the currently effective prospectuses for other series and classes of the Trust’s shares not included herein.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

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